UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Notes to Financial Statements	15

Financial Highlights	22

Fund Information	25

Director Approval of Advisory Agreements	26

Directors and Officers	29

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended April 30, 2007, the world’s equity markets, as measured by the Morgan Stanley Capital International World Index1 (“Index”), increased by 11.87%. All ten major industry sectors earned positive returns. The industry sectors that turned in the strongest performance were material and utility companies. The industry sectors that turned in the weakest performance were health care and information technology companies.

Performance Overview

Davis Global Fund’s Class A shares increased by 16.58% on net asset value for the six-month period ended April 30, 20072, out-performing the Index. The Fund’s investment strategy is to use the Davis Investment Discipline to invest the majority of the Fund’s assets in equity securities issued by both foreign and U.S. companies.

The Fund had approximately 80% of its assets invested in foreign companies, 14% in U.S. companies, and 6% in cash at April 30, 2007. Both the foreign and the U.S. companies made positive contributions3 to the Fund’s performance during the six-month period, with the Fund’s domestic companies under-performing the Index and its foreign companies out-performing the Index.

The Fund’s largest sector holdings were in consumer discretionary companies, and they were also the most important contributors to performance. The performance of the Fund’s holdings along with a higher relative weighting in this sector contributed to relative performance. Koninklijke Philips Electronics4, Hunter Douglas, and News Corp. were among the top contributors to performance. Virgin Media was among the top detractors from performance.

The Fund made significant investments in consumer staple companies and they made important contributions to performance. The performance of the Fund’s holdings along with a higher relative weighting in this sector contributed to relative performance. Lindt & Spruengli and Heineken were among the top contributors to performance.

Industrial companies were important contributors to performance. The performance of the Fund’s holdings contributed to relative performance. The Fund’s relative weighting in industrial companies was about the same as the Index. China Merchants Holdings and Kuehne & Nagel were among the top contributors to performance. Toll Holdings was among the top detractors from performance.

Banking companies were also important contributors to performance over the six-month period. The performance of the Fund’s holdings contributed to relative performance. The Fund’s relative weighting in banking companies was less than the Index. China Merchants Bank was among the top contributors to performance.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Utility companies made a positive contribution to the Fund’s performance, but lagged the Index. The performance of the Fund’s holdings along with a lower relative weighting in this sector detracted from relative performance.

Other individual companies contributing to performance included Tenaris, an energy company, and America Movil, a telecommunication services company. Other individual companies detracting from performance included Omnicare, a health care company, Iron Mountain, an information technology company, and RHJ International, a diversified financials company.

______________________________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Global Fund are: (1) foreign country risk, (2) foreign currency risk, (3) emerging market risk, (4) market risk, (5) company risk, (6) medium-capitalization risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Shares of the Davis Global Fund have been registered with the Securities and Exchange Commission, and as of January 1, 2007, in all 50 states. From its inception date in December 2004 until January 1, 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers, and employees of the Fund, or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), were eligible to purchase Fund shares.

1      The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad global stock market. Investments cannot be made directly in the index.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating gross expense ratio for Davis Global Fund Class A, as of April 30, 2007, was 1.56% (net 1.30%). Below are the average annual total returns for the periods ended April 30, 2007:

		Fund Inception
	1-Year	(12/22/04)
Davis Global Fund A
without sales charge	17.79%	22.73%
Davis Global Fund A
with 4.75% sales charge	12.16%	20.21%
Morgan Stanley Capital
International World Index	16.98%	16.17%

Fund performance changes over time and current performance may be higher or lower than stated. Expense ratios and returns for other classes of shares will vary from the above expense ratios and returns. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

3          A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4          This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Global Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS GLOBAL FUND

FUND OVERVIEW

At April 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	MSCI World
Common Stock	93.61%	Media	14.67%	2.87%
Short Term Investments	6.53%	Food, Beverage & Tobacco	11.30%	4.63%
Other Assets & Liabilities	(0.14)%	Transportation	10.73%	1.98%
	100.00%	Insurance	9.54%	5.09%
		Banks	9.45%	10.98%
		Consumer Durables &
		Apparel	8.57%	2.18%
		Diversified Financials	8.07%	7.33%
		Telecommunication Services	5.65%	4.52%
		Health Care	5.23%	9.03%
		Other	4.93%	23.66%
		Energy	4.18%	9.07%
		Materials	2.77%	6.23%
		Technology	2.49%	10.23%
		Automobiles & Components	2.42%	2.20%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Stock Holdings)		(% of Fund’s Net Assets)

United States	15.11%	News Corp., Class A	3.97%
Netherlands	13.27%	Tenaris S.A., ADR	3.91%
China	11.77%	Koninklijke (Royal) Philips
United Kingdom	10.98%	Electronics NV, NY Shares	3.55%
Switzerland	9.36%	Power Corp. of Canada	3.48%
Japan	5.33%	Heineken Holding NV	3.38%
France	4.77%	Virgin Media Inc.	3.24%
Mexico	4.30%	America Movil SAB de C.V., Series L, ADR	3.20%
Luxembourg	4.18%	Hunter Douglas NV	3.05%
Canada	3.72%	Kuehne & Nagel International AG,
South Korea	3.72%	Registered	3.05%
Australia	2.92%	China Merchants Bank Co., Ltd.	3.04%
Belgium	2.60%
Germany	2.42%
Austria	1.62%
Finland	1.28%
Turkey	0.91%
Brazil	0.90%
Taiwan	0.83%
Hong Kong	0.01%
	100.00%

DAVIS GLOBAL FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/01/06)	(04/30/07)	(11/01/06-04/30/07)
Class A
Actual	$1,000.00	$1,165.83	$6.98
Hypothetical	$1,000.00	$1,018.35	$6.51
Class B
Actual	$1,000.00	$1,160.73	$12.32
Hypothetical	$1,000.00	$1,013.39	$11.48
Class C
Actual	$1,000.00	$1,160.62	$12.32
Hypothetical	$1,000.00	$1,013.39	$11.48

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the six months, multiplied by 181/365 (to reflect the one-half year period). See page 7 for a description of the “Expense Example”. The annualized expense ratios for the six months ended April 30, 2007 are as follows:

Annualized Expense Ratio
Class A	1.30%
Class B	2.30%
Class C	2.30%

The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. The “Financial Highlights” tables included in this report also show the gross expense ratios, without such reductions or reimbursements.

DAVIS GLOBAL FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 11/01/06 to 04/30/07. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

April 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (93.61%)

AUTOMOBILES & COMPONENTS – (2.27%)
3,058	Continental AG (Germany)	$427,659
144	Porsche AG (Germany)	242,434
		670,093
CAPITAL GOODS – (1.46%)
20,070	Blount International, Inc.*	273,554
1,820	Tae Young Corp. (South Korea)	159,145
		432,699
CAPITAL MARKETS – (3.49%)
26,400	RHJ International* (Japan)	533,196
7,600	UBS AG, Registered (Switzerland)	498,067
		1,031,263
COMMERCIAL BANKS – (8.85%)
715,000	China CITIC Bank, Shares H* (China)	600,525
363,000	China Merchants Bank Co., Ltd.* (China)	897,476
5,559	Erste Bank der oesterreichischen Sparkassen AG (Austria)	447,731
22,450	HSBC Holdings PLC (United Kingdom)	416,610
51,500	Turkiye Garanti Bankasi A.S. (Turkey)	252,877
		2,615,219
COMMERCIAL SERVICES & SUPPLIES – (0.93%)
79,361	Rentokil Initial PLC (United Kingdom)	275,738
CONSUMER DURABLES & APPAREL – (8.02%)
9,937	Hunter Douglas NV (Netherlands)	902,453
25,561	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	1,049,023
4,651	Mohawk Industries, Inc.*	419,334
		2,370,810
DIVERSIFIED FINANCIAL SERVICES – (4.06%)
5,919	Groupe Bruxelles Lambert S.A. (Belgium)	718,723
4,426	Pargesa Holding S.A., Bearer Shares (Switzerland)	481,904
		1,200,627
ENERGY – (3.91%)
24,945	Tenaris S.A., ADR (Luxembourg)	1,156,450
FOOD, BEVERAGE & TOBACCO – (10.58%)
16,596	Diageo PLC (United Kingdom)	351,451
21,479	Heineken Holding NV (Netherlands)	1,000,395
87	Japan Tobacco Inc. (Japan)	426,681
256	Lindt & Spruengli AG (Switzerland)	710,081
79	Lotte Chilsung Beverage Co., Ltd. (South Korea)	102,261
90	Lotte Confectionery Co., Ltd. (South Korea)	112,440

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD, BEVERAGE & TOBACCO – (Continued)
1,230	Nong Shim Holdings Co., Ltd. (South Korea)	$110,989
10,200	Unilever NV, NY Shares (Netherlands)	311,100
		3,125,398
HEALTH CARE EQUIPMENT & SERVICES – (4.90%)
4,651	Essilor International S.A. (France)	562,343
6,009	IDEXX Laboratories, Inc.*	542,042
10,318	Omnicare, Inc.	342,248
		1,446,633
HOUSEHOLD & PERSONAL PRODUCTS – (0.52%)
823	Pacific Corp. (South Korea)	154,716
LIFE & HEALTH INSURANCE – (4.57%)
6,233	AFLAC Inc.	320,002
30,270	Power Corp. of Canada (Canada)	1,029,545
		1,349,547
MATERIALS – (2.59%)
11,559	BHP Billiton PLC (United Kingdom)	260,963
7,260	Companhia Vale do Rio Doce, ADR (Brazil)	248,219
4,191	Rio Tinto PLC (United Kingdom)	257,540
		766,722
MEDIA – (13.73%)
8,680	Grupo Televisa S.A. ADR (Mexico)	243,474
9,580	Lagardere S.C.A. (France)	757,208
12,243	Liberty Global, Inc., Series C* (Netherlands)	409,283
52,373	News Corp., Class A	1,172,631
37,938	Virgin Media Inc. (United Kingdom)	958,314
34,687	WPP Group PLC (United Kingdom)	517,452
		4,058,362
MULTI-LINE INSURANCE – (2.63%)
11,109	American International Group, Inc.	776,630
PROPERTY & CASUALTY INSURANCE – (1.74%)
13,800	Millea Holdings, Inc. (Japan)	513,956
REAL ESTATE – (0.01%)
1,000	Hang Lung Group Ltd. (Hong Kong)	3,832
SOFTWARE & SERVICES – (1.13%)
11,901	Iron Mountain Inc.*	334,418
TECHNOLOGY HARDWARE & EQUIPMENT – (1.20%)
14,060	Nokia Oyj, ADR (Finland)	355,015

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (5.29%)
18,013	America Movil SAB de C.V., Series L, ADR (Mexico)	$946,223
11,559	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	230,024
15,643	SK Telecom Co., Ltd., ADR (South Korea)	388,416
		1,564,663
TRANSPORTATION – (10.04%)
185,704	China Merchants Holdings International Co., Ltd. (China)	814,283
182,400	Cosco Pacific Ltd. (China)	445,367
9,805	Kuehne & Nagel International AG, Registered (Switzerland)	900,331
44,150	Toll Holdings Ltd. (Australia)	808,547
		2,968,528
UTILITIES – (1.69%)
154,000	China Resources Power Holdings Co. Ltd. (China)	274,044
414,000	Guangdong Investment Ltd. (China)	224,402
		498,446

Total Common Stock – (identified cost $20,957,002)	27,669,765

SHORT TERM INVESTMENTS – (6.53%)

$434,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $434,063
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.50%-6.183%, 04/01/21-02/01/44,
	total market value $442,680)	434,000
434,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $434,063
	(collateralized by: U.S. Government agency mortgage in a
	pooled cash account, 5.00%, 10/01/35,
	total market value $442,680)	434,000
650,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.24%,
	05/01/07, dated 04/30/07 repurchase value of $650,095
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 3.111%-7.212%, 01/01/23-05/01/46,
	total market value $663,000)	650,000
411,000	UBS Securities LLC Joint Repurchase Agreement, 5.24%,
	05/01/07, dated 04/30/07, repurchase value of $411,060
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-7.00%, 06/01/18-04/01/37,
	total market value $419,220)	411,000

Total Short Term Investments – (identified cost $1,929,000)	1,929,000

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

Total Investments – (100.14%) – (identified cost $22,886,002) – (a)	$29,598,765
Liabilities Less Other Assets – (0.14%)	(41,633)
Net Assets – (100.00%)	$29,557,132

ADR: American Depositary Receipt

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $23,354,858. At April 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$6,349,048
Unrealized depreciation	(105,141)
Net unrealized appreciation	$6,243,907

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $22,886,002)	$29,598,765
Cash	2,997
Cash – Foreign currencies (cost $6,960)	6,944
Receivables:
Dividends and interest	39,776
Capital stock sold	280,064
Prepaid expenses	32,897
Due from adviser	9,600
Total assets	29,971,043
LIABILITIES:
Payables:
Investment securities purchased	366,719
Capital stock redeemed	38
Accrued expenses	29,421
Accrued management fees	17,733
Total liabilities	413,911
NET ASSETS	$29,557,132

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$94,343
Additional paid-in capital	22,897,513
Accumulated net investment loss	(255,748)
Accumulated net realized gains from investments and foreign currency transactions	106,809
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currency	6,714,215
Net Assets	$29,557,132
CLASS A SHARES
Net assets	$26,433,952
Shares outstanding	1,686,733
Net asset value and redemption price per share	$15.67
Maximum offering price per share (100/95.25 of $15.67)*	$16.45
CLASS B SHARES
Net assets	$293,521
Shares outstanding	18,818
Net asset value, offering, and redemption price per share	$15.60
CLASS C SHARES
Net assets	$2,829,659
Shares outstanding	181,308
Net asset value, offering, and redemption price per share	$15.61

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007 (Unaudited)

Investment Income:
Income:
Dividends (net of foreign withholding taxes of $16,623)		$122,965
Interest		34,611
Total income		157,576

Expenses:
Management fees (Note 3)	$78,269
Custodian fees	23,087
Transfer agent fees:
Class A	2,980
Class B	812
Class C	1,447
Audit fees	9,000
Accounting fees (Note 3)	3,000
Legal fees	18
Reports to shareholders	5,000
Directors’ fees and expenses	2,825
Registration and filing fees	32,501
Miscellaneous	5,389
Payments under distribution plan (Note 4):
Class A	419
Class B	300
Class C	3,679
Total expenses		168,726
Expenses paid indirectly (Note 6)		(45)
Reimbursement of expenses by adviser (Note 3)		(29,023)
Net expenses		139,658
Net investment income		17,918

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions		108,709
Foreign currency transactions		(1,872)
Net increase in unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currency		3,112,046
Net realized and unrealized gain on investments and foreign currency		3,218,883
Net increase in net assets resulting from operations		$3,236,801

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	April 30, 2007	Year ended
	(Unaudited)	October 31, 2006
Operations:
Net investment income	$17,918	$61,149
Net realized gain from investments and foreign currency
transactions	106,837	79,669
Net increase in unrealized appreciation on investments and
translation of assets and liabilities denominated in foreign
currency	3,112,046	3,081,534
Net increase in net assets resulting from operations	3,236,801	3,222,352

Dividends and Distributions to
Shareholders From:
Net investment income:
Class A	(268,562)	(142,231)
Class B	(8)	(3)
Class C	(8)	(3)

Realized gains from investment transactions:
Class A	(78,735)	–
Class B	(6)	–
Class C	(6)	–

Capital Share Transactions:
net increase in assets resulting from capital share
transactions (Note 5):
Class A	6,957,711	2,799,922
Class B	280,258	3
Class C	2,710,883	3

Total increase in net assets	12,838,328	5,880,043

Net Assets:
Beginning of period	16,718,804	10,838,761
End of period*	$29,557,132	$16,718,804

*Including accumulated net investment loss of	$(255,748)	$(5,088)

See Notes to Financial Statements

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. The Fund offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. As of April 30, 2007, there are no Class Y shares outstanding. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation and distributions. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements, until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2007, were $8,563,904 and $548,158, respectively.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid to Davis Advisors (the “Adviser”) at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended April 30, 2007, approximated 0.75% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended April 30, 2007, amounted to $330. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended April 30, 2007, amounted to $3,000. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%). During the six months ended April 30, 2007, such reimbursements amounted to $29,023. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended April 30, 2007, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received $58,644 from commissions earned on sales of Class A shares of the Fund, of which $9,594 was retained by the Underwriter and the remaining $49,050 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund’s registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the six months ended April 30, 2007, was $419.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., (“NASD”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended April 30, 2007, Class B shares of the Fund made distribution plan payments, which included distribution fees of $297 and service fees of $3.

Commission advances by the Distributor during the six months ended April 30, 2007, on the sale of Class B shares of the Fund amounted to $8,437, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $11,898 representing the cumulative commission advances by the Distributor on the sale of the Fund’s Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended April 30, 2007, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2007 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES – (Continued)

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended April 30, 2007, Class C shares of the Fund made distribution plan payments, which included distribution fees of $2,759 and service fees of $920.

Commission advances by the Distributor during the six months ended April 30, 2007, on the sale of Class C shares of the Fund amounted to $24,493, all of which was re-allowed to qualified selling dealers. During the six months ended April 30, 2007, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

NOTE 5 – CAPITAL STOCK

At April 30, 2007, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which are classified as Davis Global Fund. Transactions in capital stock were as follows:

Class A	Six months ended
	April 30, 2007		Year ended
	(Unaudited)		October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	448,643	$6,703,292	208,130	$2,662,133
Shares issued in reinvestment
of distributions	23,875	346,310	12,315	142,232
	472,518	7,049,602	220,445	2,804,365
Shares redeemed	(6,287)	(91,891)[1]	(348)	(4,443)
Net increase	466,231	$6,957,711	220,097	$2,799,922

[1]	Net of redemption fees of $77.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2007 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

Class B	Six months ended
	April 30, 2007		Year ended
	(Unaudited)		October 31, 2006
	Shares	Amount	Shares		Amount
Shares sold	19,082	$285,558	–		$–
Shares issued in reinvestment
of distributions	1	14	–	*	3
	19,083	285,572	–		3
Shares redeemed	(365)	(5,314)	–		–
Net increase	18,718	$280,258	–	*	$3

Class C	Six months ended
	April 30, 2007		Year ended
	(Unaudited)		October 31, 2006
	Shares	Amount	Shares		Amount
Shares sold	181,229	$2,711,176	–		$–
Shares issued in reinvestment
of distributions	1	14	–	*	3
	181,230	2,711,190	–		3
Shares redeemed	(22)	(307)	–		–
Net increase	181,208	$2,710,883	–	*	$3

* Less than 1 share.

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $45 during the six months ended April 30, 2007.

NOTE 7 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended April 30, 2007.

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASS A

Financial Highlights for a share of capital stock outstanding throughout the period:

	Six months ended April 30, 2007 (Unaudited)		Year ended October 31, 2006	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$13.70		$10.83	$10.00

Income from Investment Operations:
Net Investment Income	0.01	[3]	0.05	0.10
Net Realized and Unrealized Gains	2.24		2.95	0.75
Total from Investment Operations	2.25		3.00	0.85

Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.13)	(0.02)
Distributions from Realized Gains	(0.06)		–	–
Total Dividends and Distributions	(0.28)		(0.13)	(0.02)

Net Asset Value, End of Period	$15.67		$13.70	$10.83

Total Return[1]	16.58%		27.96%	8.47%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$26,434		$16,716	$10,837
Ratio of Expenses to Average Net Assets:
Gross	1.56%	*	1.24%	1.65%*
Net[4]	1.30%	*	1.24%	1.30%*
Ratio of Net Investment Income to Average Net Assets	0.17%	*	0.43%	1.26%*
Portfolio Turnover Rate[2]	3%		10%	0%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

4    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASS B

Financial Highlights for a share of capital stock outstanding throughout the period:

	Six months ended April 30, 2007 (Unaudited)		Year ended October 31, 2006	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$13.57		$10.76	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.03	[3]	(0.09)	0.03
Net Realized and Unrealized Gains	2.14		2.93	0.73
Total from Investment Operations	2.17		2.84	0.76

Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.03)	-
Distributions from Realized Gains	(0.06)		–	-
Total Dividends and Distributions	(0.14)		(0.03)	–

Net Asset Value, End of Period	$15.60		$13.57	$10.76

Total Return[1]	16.07%		26.41%	7.60%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$294		$1	$1
Ratio of Expenses to Average Net Assets:
Gross	4.33%	*	12.99%	2.65%*
Net[4]	2.30%	*	2.30%	2.30%*
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.39%	*	(0.63)%	0.26%*
Portfolio Turnover Rate[2]	3%		10%	0%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

4    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASS C

Financial Highlights for a share of capital stock outstanding throughout the period:

	Six months ended April 30, 2007 (Unaudited)		Year ended October 31, 2006	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$13.58		$10.75	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.02	[3]	(0.08)	0.03
Net Realized and Unrealized Gains	2.15		2.94	0.72
Total from Investment Operations	2.17		2.86	0.75

Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.03)	-
Distributions from Realized Gains	(0.06)		–	-
Total Dividends and Distributions	(0.14)		(0.03)	-

Net Asset Value, End of Period	$15.61		$13.58	$10.75

Total Return[1]	16.06%		26.62%	7.50%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$2,830		$1	$1
Ratio of Expenses to Average Net Assets:
Gross	2.92%	*	13.31%	2.65%*
Net[4]	2.30%	*	2.30%	2.30%*
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.33%	*	(0.63)%	0.26%*
Portfolio Turnover Rate[2]	3%		10%	0%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

4    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

DAVIS GLOBAL FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions submitted to Davis Advisors in anticipation of the annual contract review. In a separate contract review meeting held in March 2007, the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements are in the best interests of the Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records as efficiently and effectively as possible and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of the Fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

DAVIS GLOBAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for shareholders over time.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements. At the time of the review, the Fund only had a two-year performance record.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

At the time of the review, the Fund only had a two-year performance record. However, it is managed using the same Davis Investment Discipline, which has produced a record of generally producing satisfactory after tax results over the longer-term.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider, and (b) the fee schedules and breakpoints of the Fund, including an assessment of competitive fee schedules.

The Independent Directors noted that information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the difference in the services, provided to such other clients was of limited applicability as the other clients were not managed with a global mandate.

DAVIS GLOBAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale would be realized if the Fund’s net assets increase and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors discussed the portfolio performance of Davis Global Fund, on an absolute basis, relative to benchmark indices, and relative to comparable funds. The Independent Directors noted that Davis Global Fund had begun operations on December 22, 2004, and was first made available to the public on January 1, 2007. The Fund out-performed its benchmark, the Morgan Stanley Capital International World Index, for the one year period, and also out-performed the average performance of its peer group, as determined by an independent service provider, over the one and two year periods.

The Independent Directors considered the management fee and total expense ratio for Davis Global Fund, noting that the fees and expenses were reasonable and competitive with the range of its peer group as determined by an independent service provider. The Independent Directors noted that the Adviser has capped expenses through March 1, 2008.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided the Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Global Fund was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore, voted to continue the Advisory Agreements.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and CEO for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998. Director, Washington Post Co. (newspaper publisher).

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS GLOBAL FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Investment Adviser	Vice President & Secretary
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Global Fund including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Expense Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	19

Fund Information	20

Director Approval of Advisory Agreements	21

Directors and Officers	24

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

Davis International Fund began operations on December 29, 2006. During the period from inception through April 30, 2007, international equity markets, as measured by the Morgan Stanley Capital International Europe, Australia, Asia, and Far East Index1 (“MSCI EAFE”), increased by 8.70%. All ten major industry sectors earned positive returns. The industry sectors that turned in the strongest performance were industrial and material companies. The industry sectors that turned in the weakest performance were energy and information technology companies.

Performance Overview

Davis International Fund’s Class A shares increased by 8.60% on net asset value for the period ended April 30, 20072, performing in-line with the MSCI EAFE. The Fund’s investment strategy is to use the Davis Investment Discipline to invest the majority of its assets in equity securities issued by foreign companies.

The Fund’s largest sector holdings were in consumer discretionary companies and they were also the most important contributors3 to performance. The performance of the Fund’s holdings along with a higher relative weighting in this sector contributed to relative performance. Koninklijke Philips Electronics4, Hunter Douglas, and Continental AG were among the top contributors to performance. Lagardere was among the top detractors from performance.

The Fund made significant investments in consumer staple companies and this sector made positive contributions to the Fund’s performance, but under-performed the corresponding sector within the MSCI EAFE. Heineken was among the top contributors to performance. Lotte Chilsung, Japan Tobacco, and Nong Shim Holdings were among the top detractors from performance.

Industrial companies made positive contributions to the Fund’s performance, but under-performed the corresponding sector within the MSCI EAFE. China Merchants Holdings and Kuehne & Nagel were among the top contributors to performance. Toll Holdings and Cosco Pacific were among the top detractors from performance.

The Fund’s material holdings turned in a strong performance and also made important contributions to the Fund’s performance. The Fund invested a relatively lesser amount of its assets in material companies than the MSCI EAFE did.

Other individual companies contributing to performance included Power Corp. of Canada, an insurance company, America Movil, a telecommunication services company, China Merchants Bank, a banking company, and Essilor International, a health care company. Other individual companies detracting from performance included SK Telecom, a telecommunication services company, Tenaris, an energy company, and RHJ International and Pargesa, two diversified financial companies.

As the Fund’s portfolio managers searched for attractive investment opportunities, the Fund’s cash balances detracted from relative performance versus the MSCI EAFE. As of April 30, 2007 the Fund was fully invested.

____________________________________

This Semi-Annual report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis International Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

2

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis International Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis International Fund are: (1) foreign country risk, (2) foreign currency risk, (3) emerging market risk, (4) market risk, (5) company risk, (6) medium- capitalization risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Class A, B, and C shares of the Davis International Fund have been registered with the Securities and Exchange Commission, and in selected states, where eligible investors are residents. Shares of the Davis International Fund are currently not available for public sale in any other states or jurisdictions. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), are eligible to purchase Fund shares. The adviser reserves the right to reject any offer to purchase shares.

1       The Morgan Stanley Capital International EAFE Index is an unmanaged capitalization-weighted measure of stock markets from Europe, Australia, Asia, and Far East. It is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world. Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating gross expense ratio for Davis International Fund Class A, as of April 30, 2007, was 1.63% (net 1.30%). Below are the cumulative total returns for the period ended April 30, 2007:

Fund Inception
(12/29/06)
Davis International Fund A - without sales charge	8.60%
Davis International Fund A - with a 4.75% sales charge	3.43%
MSCI EAFE Index	8.70%

Fund performance changes over time and current performance may be higher or lower than stated. Expense ratios and returns for other classes of shares will vary from the above expense ratios and returns. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

3          A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4          This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis International Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS INTERNATIONAL FUND

FUND OVERVIEW

At April 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	MSCI EAFE
Common Stock	99.02%	Food, Beverage & Tobacco	13.44%	5.09%
Short Term Investments	2.68%	Transportation	12.83%	2.40%
Other Assets & Liabilities	(1.70)%	Media	12.43%	2.00%
	100.00%	Banks	10.89%	16.01%
		Diversified Financials	9.19%	5.41%
		Consumer Durables & Apparel	8.29%	3.14%
		Telecommunication Services	6.90%	5.37%
		Insurance	6.19%	5.10%
		Energy	5.09%	6.89%
		Materials	3.38%	8.68%
		Automobiles & Components	2.91%	3.98%
		Other	2.62%	18.29%
		Health Care	2.51%	6.79%
		Utilities	1.78%	5.43%
		Technology	1.55%	5.42%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Stock Holdings)		(% of Fund’s Net Assets)

Netherlands	15.69%	Tenaris S.A., ADR	5.04%
China	13.73%	Koninklijke (Royal) Philips
United Kingdom	12.92%	Electronics NV, NY Shares	4.28%
Switzerland	10.83%	Virgin Media Inc.	4.17%
Japan	6.29%	Heineken Holding NV	4.17%
France	5.85%	America Movil SAB de C.V.,
Luxembourg	5.09%	Series L, ADR	4.13%
Mexico	4.95%	Power Corp. of Canada	3.99%
South Korea	4.54%	Hunter Douglas NV	3.93%
Canada	4.03%	China Merchants Bank Co., Ltd.	3.91%
Australia	3.35%	Kuehne & Nagel International AG,
Belgium	3.15%	Registered	3.91%
Germany	2.91%	China Merchants Holdings
Austria	1.97%	International Co., Ltd.	3.54%
Finland	1.55%
Brazil	1.09%
Turkey	1.04%
Taiwan	1.02%
	100.00%

4

DAVIS INTERNATIONAL FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/29/06)	(04/30/07)	(12/29/06-04/30/07)
Class A
Actual	$1,000.00	$1,086.00	$4.57
Hypothetical	$1,000.00	$1,012.47	$4.41
Class B
Actual	$1,000.00	$1,082.00	$8.07
Hypothetical	$1,000.00	$1,009.10	$7.79
Class C
Actual	$1,000.00	$1,082.00	$8.07
Hypothetical	$1,000.00	$1,009.10	$7.79

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since commencement of operations). See page 6 for a description of the “Expense Example”. The annualized expense ratios for the period from December 29, 2006 (commencement of operations) through April 30, 2007 are as follows:

Annualized Expense Ratio

Class A	1.30%
Class B	2.30%
Class C	2.30%

The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. The “Financial Highlights” table included in this report also shows the gross expense ratios, without such reductions or reimbursements.

5

DAVIS INTERNATIONAL FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 12/29/06 to 04/30/07. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

April 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.02%)

AUTOMOBILES & COMPONENTS – (2.88%)
1,800	Continental AG (Germany)	$251,729
84	Porsche AG (Germany)	141,420
		393,149
CAPITAL GOODS – (0.71%)
1,100	Tae Young Corp. (South Korea)	96,186
CAPITAL MARKETS – (3.91%)
15,000	RHJ International* (Japan)	302,952
3,500	UBS AG, Registered (Switzerland)	229,373
		532,325
COMMERCIAL BANKS – (10.78%)
397,000	China CITIC Bank, Shares H* (China)	333,438
215,500	China Merchants Bank Co., Ltd.* (China)	532,799
3,300	Erste Bank der oesterreichischen Sparkassen AG (Austria)	265,787
10,614	HSBC Holdings PLC (United Kingdom)	196,966
28,500	Turkiye Garanti Bankasi A.S. (Turkey)	139,941
		1,468,931
COMMERCIAL SERVICES & SUPPLIES – (1.20%)
47,100	Rentokil Initial PLC (United Kingdom)	163,648
CONSUMER DURABLES & APPAREL – (8.21%)
5,900	Hunter Douglas NV (Netherlands)	535,823
14,200	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	582,768
		1,118,591
DIVERSIFIED FINANCIAL SERVICES – (5.20%)
3,500	Groupe Bruxelles Lambert S.A. (Belgium)	424,993
2,600	Pargesa Holding S.A., Bearer Shares (Switzerland)	283,088
		708,081
ENERGY – (5.04%)
14,800	Tenaris S.A., ADR (Luxembourg)	686,128
FOOD, BEVERAGE & TOBACCO – (13.31%)
9,310	Diageo PLC (United Kingdom)	197,156
12,200	Heineken Holding NV (Netherlands)	568,221
52	Japan Tobacco Inc. (Japan)	255,028
150	Lindt & Spruengli AG (Switzerland)	416,063
47	Lotte Chilsung Beverage Co., Ltd. (South Korea)	60,839
54	Lotte Confectionery Co., Ltd. (South Korea)	67,464
700	Nong Shim Holdings Co., Ltd. (South Korea)	63,165
6,100	Unilever NV, NY Shares (Netherlands)	186,050
		1,813,986
HEALTH CARE EQUIPMENT & SERVICES – (2.48%)
2,800	Essilor International S.A. (France)	338,542

7

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

HOUSEHOLD & PERSONAL PRODUCTS – (0.69%)
500	Pacific Corp. (South Korea)	$93,995
LIFE & HEALTH INSURANCE – (3.99%)
16,000	Power Corp. of Canada (Canada)	544,193
MATERIALS – (3.35%)
6,900	BHP Billiton PLC (United Kingdom)	155,779
4,300	Companhia Vale do Rio Doce, ADR (Brazil)	147,017
2,500	Rio Tinto PLC (United Kingdom)	153,627
		456,423
MEDIA – (12.31%)
3,800	Grupo Televisa S.A., ADR (Mexico)	106,590
5,700	Lagardere S.C.A. (France)	450,531
7,300	Liberty Global, Inc., Series C* (Netherlands)	244,039
22,500	Virgin Media Inc. (United Kingdom)	568,350
20,600	WPP Group PLC (United Kingdom)	307,306
		1,676,816
PROPERTY & CASUALTY INSURANCE – (2.13%)
7,800	Millea Holdings, Inc. (Japan)	290,497
TECHNOLOGY HARDWARE & EQUIPMENT – (1.54%)
8,300	Nokia Oyj, ADR (Finland)	209,575
TELECOMMUNICATION SERVICES – (6.83%)
10,700	America Movil SAB de C.V., Series L, ADR (Mexico)	562,071
6,900	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	137,310
9,300	SK Telecom Co., Ltd., ADR (South Korea)	230,919
		930,300
TRANSPORTATION – (12.70%)
110,000	China Merchants Holdings International Co., Ltd. (China)	482,333
108,000	Cosco Pacific Ltd. (China)	263,704
5,800	Kuehne & Nagel International AG, Registered (Switzerland)	532,577
24,700	Toll Holdings Ltd. (Australia)	452,347
		1,730,961
UTILITIES – (1.76%)
74,000	China Resources Power Holdings Co. Ltd. (China)	131,683
200,000	Guangdong Investment Ltd. (China)	108,407
		240,090

Total Common Stock – (identified cost $12,526,248)	13,492,417

8

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2007 (Unaudited)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (2.68%)

$82,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $82,012
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.183%, 04/01/21-02/01/44,
	total market value $83,640)	$82,000
82,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $82,012
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 10/01/35,
	total market value $83,640)	82,000
123,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.24%,
	05/01/07, dated 04/30/07, repurchase value of $123,018
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.111%-7.212%, 01/01/23-05/01/46,
	total market value $125,460)	123,000
78,000	UBS Securities LLC Joint Repurchase Agreement, 5.24%,
	05/01/07, dated 04/30/07, repurchase value of $78,011
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-7.00%, 06/01/18-04/01/37,
	total market value $79,560)	78,000

	Total Short Term Investments – (identified cost $365,000)	365,000

Total Investments – (101.70%) – (identified cost $12,891,248) – (a)	13,857,417
Liabilities Less Other Assets – (1.70%)	(231,692)
Net Assets – (100%)	$13,625,725

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $12,958,851. At April 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$999,212
Unrealized depreciation	(100,646)
Net unrealized appreciation	$898,566

See Notes to Financial Statements

9

DAVIS INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $12,891,248)	$13,857,417
Cash	1,593
Receivables:
Dividends and interest	21,255
Capital stock sold	250,000
Due from adviser	12,600
Total assets	14,142,865
LIABILITIES:
Payables:
Investment securities purchased	487,336
Accrued expenses	21,500
Accrued management fees	8,304
Total liabilities	517,140
NET ASSETS	$13,625,725

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$62,735
Additional paid-in capital	12,578,845
Undistributed net investment income	22,018
Accumulated net realized loss from foreign currency transactions	(4,791)
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currency	966,918
Net Assets	$13,625,725
CLASS A SHARES
Net assets	$13,620,315
Shares outstanding	1,254,193
Net asset value and redemption price per share	$10.86
Maximum offering price per share (100/95.25 of $10.86)*	$11.40
CLASS B SHARES
Net assets	$2,705
Shares outstanding	250
Net asset value, offering, and redemption price per share	$10.82
CLASS C SHARES
Net assets	$2,705
Shares outstanding	250
Net asset value, offering, and redemption price per share	$10.82

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

10

DAVIS INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the period from December 29, 2006 (Commencement of operations) through April 30, 2007 (Unaudited)

Investment Income:
Income:
Dividends (net of foreign withholding taxes of $6,574)		$53,647
Interest		14,783
Total income		68,430

Expenses:
Management fees (Note 3)	$26,696
Custodian fees	9,114
Transfer agent fees:
Class A	4,134
Class B	504
Class C	504
Audit fees	9,000
Accounting fees (Note 3)	1,500
Legal fees	10
Reports to shareholders	1,250
Directors’ fees and expenses	37
Registration and filing fees	2,000
Miscellaneous	4,432
Payments under distribution plan (Note 4):
Class B	6
Class C	6
Total expenses		59,193
Expenses paid indirectly (Note 6)		(181)
Reimbursement of expenses by adviser (Note 3)		(12,600)
Net expenses		46,412
Net investment income		22,018

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss from:
Foreign currency transactions		(4,791)
Net increase in unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies		966,918
Net realized and unrealized gain on investments and foreign currency		962,127
Net increase in net assets resulting from operations		$984,145

See Notes to Financial Statements

11

DAVIS INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

December 29, 2006
(Commencement
of operations)
through
April 30, 2007
(Unaudited)
Operations:
Net investment income	$22,018
Net realized loss from foreign currency transactions	(4,791)
Net increase in unrealized appreciation on investments
and translation of assets and liabilities denominated in
foreign currency	966,918
Net increase in net assets resulting from operations	984,145

Capital Share Transactions:
net increase in assets resulting from capital share
transactions (Note 5):
Class A	12,636,580
Class B	2,500
Class C	2,500

Total increase in net assets	13,625,725

Net Assets:
Beginning of period	–
End of period*	$13,625,725

*Including undistributed net investment income of	$22,018

See Notes to Financial Statements

12

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on December 29, 2006. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation and distributions. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

13

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

14

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases of investment securities (excluding short-term securities) for the period ended April 30, 2007, were $12,520,274. There were no sales of investment securities (excluding short-term securities) for the period ended April 30, 2007.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid to Davis Advisors (the “Adviser”) at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the period ended April 30, 2007, approximated 0.75% of average net assets.

15

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

NOTE 3 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES -

(Continued)

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the period ended April 30, 2007 amounted to $9. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the period ended April 30, 2007 amounted to $1,500. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%). During the period ended April 30, 2007, such reimbursements amounted to $12,600. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the period ended April 30, 2007, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the period ended April 30, 2007.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., (“NASD”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

16

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2007 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES – (Continued)

During the period ended April 30, 2007, Class B shares of the Fund made distribution fee payments of $6. There were no payments made for service fees.

There were no commission advances by the Distributor during the period ended April 30, 2007 on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $150, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the period ended April 30, 2007, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the period ended April 30, 2007, Class C shares of the Fund made distribution fee payments of $6. There were no payments made for service fees.

There were no commission advances by the Distributor during the period ended April 30, 2007 on the sale of Class C shares of the Fund. During the period ended April 30, 2007, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

17

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2007 (Unaudited)

NOTE 5 – CAPITAL STOCK

At April 30, 2007, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which are classified as Davis International Fund. Transactions in capital stock were as follows:

Class A	December 29, 2006 (Commencement of operations) through April 30, 2007 (Unaudited)
	Shares	Amount
Shares sold	1,254,193	$12,636,580
Net increase	1,254,193	$12,636,580

Class B	December 29, 2006 (Commencement of operations) through April 30, 2007 (Unaudited)
	Shares	Amount
Shares sold	250	$2,500
Net increase	250	$2,500

Class C	December 29, 2006 (Commencement of operations) through April 30, 2007 (Unaudited)
	Shares	Amount
Shares sold	250	$2,500
Net increase	250	$2,500

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $181 during the period ended April 30, 2007.

NOTE 7 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the period ended April 30, 2007.

18

DAVIS INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

CLASSES A, B & C

Financial Highlights for a share of capital stock outstanding throughout the period:

	December 29, 2006 (Commencement of operations) through April 30, 2007 (Unaudited)
	Class A	Class B	Class C

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.02	(0.02)	(0.02)
Net Realized and Unrealized Gains	0.84	0.84	0.84
Total from Investment Operations	0.86	0.82	0.82

Net Asset Value, End of Period	$10.86	$10.82	$10.82

Total Return[1]	8.60%	8.20%	8.20%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$13,620	$3	$3
Ratio of Expenses to Average Net Assets:
Gross	1.63%*	60.77%*	60.77%*
Net[3]	1.30%*	2.30%*	2.30%*
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.62%*	(0.38)%*	(0.38)%*
Portfolio Turnover Rate[2]	0%	0%	0%

1    Assumes hypothetical initial investment on inception of offering, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3     The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

19

DAVIS INTERNATIONAL FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

DAVIS INTERNATIONAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions submitted to Davis Advisors in anticipation of the annual contract review. In a separate contract review meeting held in March 2007, the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis International Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records as efficiently and effectively as possible and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

The Fund began operations on December 29, 2006 and currently, only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for Davis Funds’ shareholders over time.

21

DAVIS INTERNATIONAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements. At the time of the review, the Fund had less than a three-month performance record.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

At the time of the review, the Fund has less than a three-month performance record. However it is managed using the same Davis Investment Discipline, which has produced a record of generally producing satisfactory after tax results over longer-term periods.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; and (b) the fee schedules and breakpoints of the Fund, including an assessment of competitive fee schedules.

The Independent Directors noted that information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients was of limited applicability as the other clients were not managed with an international mandate.

While noting that the Fund had just begun operations on December 29, 2006, and did not yet have a meaningful performance record or operating history to review, the Independent Directors considered the management fee schedule for the Fund, the potential profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The management fee appeared reasonable and the Adviser has capped expenses through March 1, 2008. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

22

DAVIS INTERNATIONAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Approval of Advisory Arrangements

While noting that currently only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares, the Independent Directors concluded that Davis Advisors had provided the Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis International Fund was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore, voted to continue the Advisory Agreements.

23

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

24

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

25

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1999	Through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

26

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors* – (Continued)

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*   Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

27

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request by calling 1-800-279-0279.

28

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 5, 2007

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: July 5, 2007